RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 8 – RELATED PARTIES

a. Balances with related parties:

	June 30 , 2023	December 31, 2022
	USD in thousands
Directors (directors’ accrued compensation)	38	48
Smartec R&D Ltd. (see b below)	9	10
	47	58

b.	During six months ended June 30, 2023 the Company received development services from Smartec R&D Ltd., a company owned by the Company’s CTO.

Total compensation during the six months ended June 30, 2023 and June 30, 2022 were approximately $29 thousands and $55 thousands, respectively.

NOTE 8 – RELATED PARTIES:

a.	Related Parties Balances:

	December 31,
	2022	2021
	USD in thousands
Directors (directors’ accrued compensation)	48	-
Smartec R&D Ltd. (see note 8c)	10	-
Medigus	-	39
	58	39

b.	On May 18, 2020, the Company allocated in a private issuance to M. Arkin (1999) Ltd. (“Arkin”) a total of 229,569 units (as described in note 9c) at a purchase price of $8.712 per unit (“Arkin Transaction”).

In connection with the Arkin Transaction, the Company, Medigus and Arkin entered into a voting agreement, pursuant to which Arkin and Medigus each agreed to vote their respective shares of common stock in favor of the election of the opposite party’s designated representative(s), as applicable, to the Board (“Voting Agreement”). Each of Arkin’s and Medigus’ rights under the Voting Agreement are contingent upon, inter alia, such party maintaining a certain beneficial ownership threshold in the Company’ as follows:

(a) One person designated by Arkin is to be elected, for as long as Arkin, continues to beneficially own at least eight percent of the issued and outstanding capital stock of the Company.

(b) Three persons designated by Medigus are to be elected, for as long as Medigus, continues to beneficially own at least thirty five percent of the issued and outstanding capital stock of the Company.

(c) Two persons designated by Medigus are to be elected for as long as Medigus, continues to beneficially own less than thirty five percent and more than twenty percent of the issued and outstanding capital stock of the Company.

(d) One person designated by Medigus is to be elected for as long as Medigus, continues to beneficially own less than twenty percent and more than eight percent of the issued and outstanding capital stock of the Company.

c.	During 2021 and 2022 the Company received development services from Smartec R&D Ltd., a company owned by the Company’s CTO.

Total compensation for the fiscal years ended December 31, 2021 and December 31, 2022 was $82 thousands and $117 thousands, respectively.

d.	During 2021 the Company received financial consultant services from Anona De Finance Ltd., a company owned by one of the Company’s directors.

Total expenses for the fiscal years ended December 31, 2021 was approximately $37 thousands.

SCOUTCAM INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS